Noncontrolling Interest (Tables)	12 Months Ended
Dec. 31, 2012
Noncontrolling Interest In Equity Subsidiaries

Noncontrolling interests in equity of subsidiaries were as follows:

	(dollars in millions)
At December 31,	2012	2011
Noncontrolling interests in consolidated subsidiaries:
Verizon Wireless	$51,492	$49,165
Wireless partnerships and other	884	773

	$52,376	$49,938